Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	Hatteras Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001540340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2012
Hatteras Alpha Hedged Strategies Variable Fund (Prospectus Summary) | Hatteras Alpha Hedged Strategies Variable Fund | Hatteras Alpha Hedged Strategies Variable Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALPVX